Dividends - Dividends Paid (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Mar. 18, 2026	Nov. 10, 2025	Aug. 11, 2025	May 12, 2025	Mar. 24, 2025	Nov. 11, 2024	Jul. 01, 2024	Mar. 27, 2024	Jan. 02, 2024	Sep. 28, 2023	Jun. 29, 2023	Apr. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividends
Dividends declared to owners of the Company													$ 10,809	$ 10,752	$ 8,752
Dividends declared to NCI													9,072	3,024	1,512
Dividends declared													19,881	13,776	10,264
Dividends declared and paid to owners of the Company													10,809	10,752	8,752
Dividends declared and paid to NCI													9,107	1,550	550
Dividends declared and due to NCI													2,487	2,522	1,048
Total dividends declared, due and paid													22,403	14,824	10,350
Dividends due, opening balance													2,522	1,048	1,883
Dividends declared													19,881	13,776	10,264
Dividends due, closing balance													(2,487)	(2,522)	(1,048)
Dividends paid													$ 19,916	$ 12,302	$ 11,099
Dividends (in dollars per share)		$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14	$ 0.14
Dividends declared per share (in dollars per share)	$ 0.14